Debt - Schedule of the Tranche B Note (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024	$ 23,560
Ending Balance as of March 31, 2025	24,480	$ 23,560
Tranche B Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024	23,560
Conversion of Tranche B notes		(9,255)
Repayment of Tranche B Notes	(1,596)	(3,283)
Change in fair value of Tranche B Notes	2,516	(6,641)
Ending Balance as of March 31, 2025	$ 24,480	$ 23,560